Share-based payment arrangements (Details 4) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 LTIP USD ($) Component	Dec. 31, 2012 LTIP CHF	Dec. 31, 2011 LTIP USD ($) Component	Dec. 31, 2011 LTIP CHF	Dec. 31, 2010 LTIP USD ($) Component	Dec. 31, 2010 LTIP CHF	Dec. 31, 2012 LTIP Minimum	Dec. 31, 2012 LTIP Equity-Settled Awards USD ($)	Dec. 31, 2012 LTIP Cash-Settled Awards	Dec. 31, 2011 LTIP Cash-Settled Awards	Dec. 31, 2012 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2011 LTIP Cash-Settled Awards Minimum EquityBeta	Dec. 31, 2012 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2011 LTIP Cash-Settled Awards Maximum EquityBeta	Dec. 31, 2012 LTIP 2012 Launch	Dec. 31, 2012 LTIP 2011 and 2010 Launches	Dec. 31, 2011 LTIP 2011 and 2010 Launches CHF	Dec. 31, 2010 LTIP 2011 and 2010 Launches CHF
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Period of weighted cumulative earnings per share performance															3 years		3 years	3 years
Percentage of cumulative earnings per share performance of the first year's result															33.00%
Percentage of cumulative earnings per share performance of the second year's result															67.00%
Percentage of cumulative earnings per share performance of the third year's result															100.00%
Percentage of cumulative earnings per share performance															200.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant																100.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)								70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)									30.00%
Reference price of LTIP shares (in Swiss francs per share)																	22.25	21.63
Summary of the activity related to share-based compensation arrangements.
Nonvested at beginning of period (in number of shares)	2,351	2,351						1,854	497
Granted (in number of shares)	1,384	1,384						868	516
Vested (in number of shares)	(205)	(205)						(205)
Expired (in number of shares)	(905)	(905)						(885)	(20)
Forfeited (in number of shares)	(9)	(9)						(9)
Nonvested at end of period (in number of shares)	2,616	2,616	2,351	2,351				1,623	993	497
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		13.25
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		15.21		17.91		13.79
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		20.75
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		7.33
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		21.57
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		15.72		13.25
Percentage of the value of shares vested that can be received in cash or shares	100.00%	100.00%
Unrecognized compensation cost at end of period								$ 12
Weighted average period over which unrecognized share-based compensation costs are expected to be reported								1 year 10 months 24 days
Aggregate fair value of shares, at the dates of grant	22		16		7
Total grant-date fair value of shares that vested during the period					$ 10
Option implied volatilities, low end of the range (as a percent)									16.20%	16.60%
Option implied volatilities, high end of the range (as a percent)									48.40%	49.80%
Risk-free rates, low end of the range (as a percent)									1.00%	1.00%
Risk-free rates, high end of the range (as a percent)									3.10%	3.70%
Equity betas											0.85	0.86	1.24	1.26
Equity risk premiums (as a percent)											5.00%	5.00%	7.00%	7.00%
Vesting requirement, threshold percentage of positive performance exceeding defined peer group							50.00%
Vesting requirement for full amount of grant, threshold percentage of positive performance exceeding defined peer group							75.00%